Performance Management	Nov. 10, 2026
CWP Premium Growth ETF
Prospectus [Line Items]
Performance Narrative [Text Block]

Performance: Because the Fund has not commenced investment operations as of the date of this Prospectus, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports and financial statements and other information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.cwpfunds.com or by calling 1-855-340-1507.

Performance One Year or Less [Text]	Because the Fund has not commenced investment operations as of the date of this Prospectus, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.cwpfunds.com
Performance Availability Phone [Text]	1-855-340-1507
CWP Premium Dividend ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund has not commenced investment operations as of the date of this Prospectus, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports and financial statements and other information will be available to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.cwpfunds.com or by calling 1-855-340-1507.

Performance One Year or Less [Text]	Because the Fund has not commenced investment operations as of the date of this Prospectus, no performance information is presented for the Fund at this time
Performance Availability Website Address [Text]	www.cwpfunds.com
Performance Availability Phone [Text]	1-855-340-1507